Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of operating segments [line items]
Total assets	$ 131,795	$ 127,778
Total liabilities	(63,973)	(71,112)
Total equity	67,822	56,666	$ 55,551
Net debt	868	24,481
Net operating assets	68,690	81,147
Property, plant and equipment	11,545	12,263
Additions to property, plant and equipment	1,430	1,265
Right-of-use assets	1,561	1,676	$ 1,677	$ 1,550
Additions to right-of-use assets	321	346
Intangible assets and goodwill	63,777	66,808
Additions to intangible assets and goodwill	1,736	1,425
Investments in associated companies	205	9,632
Additions to investment in associated companies	43	31
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	28,329	11,563
Financial debts and derivative instruments	29,197	36,044
Current income tax and deferred tax liabilities	5,485	5,599
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	79,220	83,112
Total liabilities	(15,929)	(15,472)
Net operating assets	63,291	67,640
Property, plant and equipment	9,168	9,863
Additions to property, plant and equipment	991	926
Right-of-use assets	1,349	1,489
Additions to right-of-use assets	222	264
Intangible assets and goodwill	53,919	56,839
Additions to intangible assets and goodwill	1,491	1,235
Investments in associated companies	170	194
Additions to investment in associated companies	24	24
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	16,192	16,825
Total liabilities	(3,632)	(3,786)
Net operating assets	12,560	13,039
Property, plant and equipment	1,901	1,849
Additions to property, plant and equipment	349	229
Right-of-use assets	104	133
Additions to right-of-use assets	26	67
Intangible assets and goodwill	9,603	9,817
Additions to intangible assets and goodwill	102	105
Investments in associated companies	7	8
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	36,383	27,841
Total liabilities	(44,412)	(51,854)
Net debt	868	24,481
Net operating assets	(7,161)	468
Property, plant and equipment	476	551
Additions to property, plant and equipment	90	110
Right-of-use assets	108	54
Additions to right-of-use assets	73	15
Intangible assets and goodwill	255	152
Additions to intangible assets and goodwill	143	85
Investments in associated companies	28	9,430
Additions to investment in associated companies	19	7
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	28,329	11,563
Financial debts and derivative instruments	29,197	36,044
Current income tax and deferred tax liabilities	$ 5,485	$ 5,599